Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 1,718,212	$ 2,496,922	$ 1,668,460	$ 5,883,594
AUSTRALIA
Total	635,540			635,540
AUSTRALIA | Government of Western Australia
Total	635,540			635,540
KENYA
Total	313,038	2,319,704	74,752	2,707,494
KENYA | Government of Kenya
Total	313,038	2,319,704	74,752	2,707,494
MADAGASCAR
Total			107,914	107,914
MADAGASCAR | Government of Madagascar
Total			107,914	107,914
UNITED STATES
Total	769,634	177,218	1,485,794	2,432,646
UNITED STATES | Government of the United States of America
Total			652,600	652,600
UNITED STATES | Johnson County
Total	139,651		532	140,183
UNITED STATES | San Juan County
Total	$ 629,983	263		630,246
UNITED STATES | State of Utah
Total		$ 176,955	460,040	636,995
UNITED STATES | State of Utah Tax Commission
Total			208,413	208,413
UNITED STATES | State of Wyoming
Total			$ 164,209	$ 164,209